Summary of Significant Accounting Policies - Schedule of Business Combination Measured at Fair Value (Details) - Fair Value, Inputs, Level 3 [Member] - Valuation Technique Cash Flow [Member]	Dec. 31, 2019
Measurement Input, Comparability Adjustment [Member]
Percentage of fair value liability	0.00
Measurement Input, Discount Rate [Member]
Percentage of fair value liability	17.5